Post-employment Benefits - Summary of Expense Recognized in Profit or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	R$ (271)	R$ (238)
Interest expense	(46,312)	(39,892)
Total expense recognized in profit or loss	R$ (46,583)	R$ (40,130)